Summary of Major Accounting Policies (Details) (USD $)	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011	Mar. 18, 2013
Summary of Major Accounting Policies [Abstract]
Number of drugstores and other locations (in stores)	8,582
Number of states that have store locations	50
Prescription sales as a percentage of total sales (in hundredths)	62.90%	63.20%	64.70%
Percentage ownership in Alliance Boots	45.00%
Credit and debit card receivables	$ 160,000,000	$ 88,000,000
Money market funds	1,600,000,000	820,000,000
Outstanding checks in excess of funds on deposit at certain banks	274,000,000	256,000,000
Allowance for Doubtful Accounts Receivable
Outstanding letters of credit that guarantee foreign trade purchases	197,000,000	157,000,000
Outstanding letters of credit that guarantee payments of insurance claims	263,000,000	38,000,000
Outstanding letters of credit that guarantee performance of construction contracts	4,000,000	229,000,000
Real estate development purchase commitments	185,000,000	206,000,000
Value of debt converted from fixed to variable rate	1,000,000,000
Inventory increase in carrying amount if valued on FIFO basis	2,100,000,000	1,900,000,000
LIFO liquidation	194,000,000	268,000,000
Property, Plant and Equipment [Line Items]
Property and equipment	18,181,000,000	17,160,000,000
Less: accumulated depreciation and amortization	6,043,000,000	5,122,000,000
Property and equipment, net	12,138,000,000	12,038,000,000
Depreciation expense for property and equipment	894,000,000	841,000,000	809,000,000
Internally developed software amortization	100,000,000	70,000,000	58,000,000
Unamortized capitalized software costs	374,000,000	292,000,000
Impairment charges included in selling, general and administrative expenses	30,000,000	27,000,000	44,000,000
Reserve for store closings	123,000,000	117,000,000
Net advertising expenses	286,000,000	291,000,000	271,000,000
Vendor advertising allowances	240,000,000	239,000,000	218,000,000
AmerisourceBergen Corporation [Line Items]
Option exercise date, beginning date of 6-month period	March 2016
First warrant to purchase shares (shares)	11,348,456
First warrant to purchase shares (dollars per share)	$ 51.50
Second warrant to purchase shares (shares)	11,348,456
Second warrant to purchase shares (dollars per share)	$ 52.50
Fair value of AmerisourceBergen warrants	188,000,000			77,000,000
Change in fair value of AmerisourceBergen warrants	111,000,000
Amortization of AmerisourceBergen warrants	9,000,000
Date of AmerisourceBergen Corporation deal	Mar. 18, 2013
Number of shares eligible for purchase	19,859,795
Percentage of fully diluted equity eligible for purchase	7.00%
Total stock-based compensation expense	104,000,000	99,000,000	135,000,000
Recognized tax benefit, stock-based compensation	30,000,000	9,000,000	49,000,000
Unrecognized compensation cost related to non-vested awards	189,000,000
Outstanding options to purchase common shares excluded from earnings per share calculations (in shares)	12,316,949	32,593,870	16,869,061
Capitalized interest as a part of significant construction projects	7,000,000	9,000,000	10,000,000
Interest paid, net of capitalized interest	158,000,000	108,000,000	89,000,000
Land and Land Improvements [Member] | Owned Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,203,000,000	3,189,000,000
Land and Land Improvements [Member] | Distribution Centers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	97,000,000	96,000,000
Land and Land Improvements [Member] | Other Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	219,000,000	232,000,000
Land and Land Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range (in years)	10
Land and Land Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range (in years)	39
Building and Building Improvements [Member] | Owned Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,805,000,000	3,684,000,000
Building and Building Improvements [Member] | Distribution Centers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	620,000,000	608,000,000
Building and Building Improvements [Member] | Other Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	351,000,000	525,000,000
Building and Building Improvements [Member] | Leased Location (Leasehold Improvement) [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,811,000,000	1,518,000,000
Equipment [Member] | Owned Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	5,334,000,000	4,995,000,000
Equipment [Member] | Distribution Centers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,190,000,000	1,158,000,000
Equipment [Member] | Other Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	755,000,000	586,000,000
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range (in years)	2
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range (in years)	13
Capitalized System Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	581,000,000	420,000,000
Capital Lease Properties [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	215,000,000	149,000,000
Trade Accounts Receivable [Member]
Allowance for Doubtful Accounts Receivable
Balance at beginning of year	99,000,000	101,000,000	104,000,000
Bad debt provision	124,000,000	107,000,000	88,000,000
Write-offs	(69,000,000)	(109,000,000)	(91,000,000)
Balance at end of year	$ 154,000,000	$ 99,000,000	$ 101,000,000